Major Customers and Accounts Receivable	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Risks and Uncertainties [Abstract]
Major Customers and Accounts Receivable
NOTE 10 – MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE
During the six months ended March 31, 2021, the Company had no significant customer or accounts receivable concentrations.
NOTE 10 – MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

At September 30, 2020 and 2019, the Company had the following customer concentrations:

	Revenues		Accounts Receivable
	2020	2019	2020	2019
Customer A	*	*	21%	*
Customer B	*	*	13%	*
Customer C	22%	*	*	*
Customer D	*	*	*	72%
* = < 10%